Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement [Abstract]
Non-financial assets	$ 4,030,547	$ 4,563,775	$ 3,781,084
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	2,402,632	2,112,521
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	182,055	214,938	$ 782,673
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	286,232	299,660
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,934,345	$ 1,597,923